Average Annual Total Returns{- Strategic Advisers Fidelity U.S. Total Stock Fund} - 05.31 Strategic Advisers Fidelity U.S. Total Stock Fund PRO-06 - Strategic Advisers Fidelity U.S. Total Stock Fund	Strategic Advisers Fidelity U.S. Total Stock Fund Return Before Taxes Past 1 year	Strategic Advisers Fidelity U.S. Total Stock Fund Return Before Taxes Since Inception		Strategic Advisers Fidelity U.S. Total Stock Fund After Taxes on Distributions Past 1 year	Strategic Advisers Fidelity U.S. Total Stock Fund After Taxes on Distributions Since Inception		Strategic Advisers Fidelity U.S. Total Stock Fund After Taxes on Distributions and Sales Past 1 year	Strategic Advisers Fidelity U.S. Total Stock Fund After Taxes on Distributions and Sales Since Inception		WA006 Past 1 year	WA006 Since Inception
Total	22.18%	13.70%	[1]	21.36%	12.82%	[1]	13.64%	10.49%	[1]	20.79%	14.71%	[1]

[1]	(a)From March 20, 2018